As filed with the U.S. Securities and Exchange Commission on April 17, 2014

Securities Act File No. 33-19229

Investment Company Act of 1940 File No. 811-5430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 136	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 134	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

(617) 664-2426

(Registrant’s telephone number, including area code)

Copies to:

Joshua A. Weinberg Vice President and Counsel SSgA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111-2900	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109
(Name and Address of Agent for Service:)

It is proposed that this filing will become effective under Rule 485:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 16, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until May 16, 2014, the effectiveness of Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A related to the SSgA SSARIS Managed Futures Strategy Fund, which was filed pursuant to Rule 485(a) under the Securities Act on December 11, 2012 (the “Amendment”).

The effectiveness of the Amendment was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act pursuant to Post-Effective Amendment No. 135 filed on March 20, 2014.

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 17th day of April, 2014.

SSGA FUNDS, REGISTRANT

/s/ Ellen M. Needham
By: Ellen M. Needham President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on April 17, 2014.

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Scott F. Powers*	/s/ Bruce D. Taber*
Scott F. Powers, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*
Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Laura F. Dell	/s/ Ellen M. Needham
Laura F. Dell, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James Attorney-in-Fact Pursuant to Powers of Attorney